Revenue (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 41,882,613	$ 33,345,268	$ 10,545,843
Software-as-a-Service [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue		$ 328,461